SCHEDULE OF LONG -TERM LOANS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Total	$ 1,431,826	$ 1,290,978
Less: current portion of long-term loans	(461,765)	(419,610)
Total long-term loans	970,061	871,368
Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Debt Instrument [Line Items]
Total	46,523	44,747
We Bank Co Ltd [Member]
Debt Instrument [Line Items]
Total	174,062	209,133
China Resources Shenzhen International Investment Trust One [Member]
Debt Instrument [Line Items]
Total		22,844
Huaxia Bank [Member]
Debt Instrument [Line Items]
Total	926,243	603,070
Qishang Bank [Member]
Debt Instrument [Line Items]
Total	$ 284,998	$ 411,184